FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD INCOME FUND (the “Fund”)

Supplement dated July 25, 2016, to the Fund’s Statutory Prospectus and Summary

Prospectus for Class AAA Shares, Class A Shares, Class C Shares, and for Class I

Shares dated January 28, 2016

Effective October 1, 2016 (the “Effective Date”), the Fund is changing its name to TETON Convertible Securities Fund, as a result, all references in the Prospectus to TETON Westwood Income Fund will be deleted and replaced with TETON Convertible Securities Fund. Furthermore, the Fund’s principal investment strategy is being amended, as set out below and will become effective as of the Effective Date.

The “Principal Investment Strategies” section of the Summary Prospectus and the language in the “Investment Objectives, Investment Strategies and Related Risks” section in the Prospectus, under “Income Fund”, should be replaced with the following:

“The Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks, and non-convertible fixed-income securities.

The Fund may also invest in non-convertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality), within the above 20% limitation. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund may invest in illiquid or thinly traded securities, subject to any limitations described in the prospectus and/or Statement of Additional Information. The Fund may also invest in securities that are eligible for resale under Rule 144A of the Securities Act of 1933, as amended.

The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles), non-U.S. dollar denominated securities, and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

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SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

In buying and selling securities for the Fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase have materially changed.

The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers utilize this strategy to seek to capture approximately 60% to 80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants, and other derivative instruments. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.”

Furthermore, in the “Principal Risks” section in the Summary Prospectus for the Fund, the following risk factors are being added:

Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

High Yield Securities Risk. The Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Fund may experience losses associated with its holdings of high yield securities.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

Small-Cap Company Risk. Although small-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Furthermore, in the “Investment Objectives, Investment Strategies and Related Risks” section of the Prospectus, the following risk factors are being added for the Fund:

Convertible Securities Risk. TETON Convertible Securities Fund – Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In the absence of adequate anti-dilution provisions in a convertible security, dilution in the value of the Fund’s holding may occur in the event the underlying stock is subdivided, additional equity securities are issued for below market value, a stock dividend is declared or the issuer enters into another type of corporate transaction that has a similar effect.

The value of a convertible security is influenced by the value of the underlying equity security. Convertible debt securities and preferred stocks may depreciate in value if the market value of the underlying equity security declines or if rates of interest increase. In addition, although debt securities are liabilities of a corporation which the corporation is generally obligated to repay at a specified time, debt securities, particularly convertible debt securities, are often subordinated to the claims of some or all of the other creditors of the corporation.

Mandatory conversion securities (securities that automatically convert into equity securities at a future date) may limit the potential for capital appreciation and, in some instances, are subject to complete loss of invested capital. Other innovative convertibles include “equity-linked” securities, which are securities or derivatives that may have fixed, variable, or no interest payments prior to maturity, may convert (at the option of the holder or on a mandatory basis) into cash or a combination of cash and equity securities, and may be structured to limit the potential for capital appreciation. Equity-linked securities may be illiquid and difficult to value and may be subject to greater credit risk than that of other convertibles. Moreover, mandatory conversion securities and equity-linked securities have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

High Yield Securities Risk. Convertible Securities Income Fund – Lower rated securities are subject to risk factors such as: (i) vulnerability to economic downturns and changes in interest rates; (ii) sensitivity to adverse economic changes and corporate developments; (iii) redemption or call provisions which may be exercised at inopportune times; (iv) difficulty in accurately valuing or disposing of such securities; (v) federal legislation which could affect the market for such securities; and (vi) special adverse tax consequences associated with investments in certain high yield, high risk bonds structured as zero coupon or pay-in-kind securities.

High yield bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in lower return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market. The market for high yield bonds is in some cases more thinly traded than the market for investment grade bonds, and recent market quotations may not be available for some of these bonds. Market quotations are generally available only from a limited number of dealers and may not represent firm bids from such dealers or prices for actual sales. As a result, the Fund may have greater difficulty valuing the high yield bonds in its portfolio accurately and disposing of these bonds at the time or price desired.

Ratings assigned by Moody’s and S&P to high yield bonds, like other bonds, attempt to evaluate the timeliness of principal and interest payments on those bonds. However, such ratings do not assess the risk of a decline in the market value of those bonds. In addition, ratings may fail to reflect recent events in a timely manner and are subject to change. If a rating with respect to a portfolio security is changed, the Adviser will determine whether the security will be retained based upon the factors the Adviser considers in acquiring or holding other securities in the portfolio. Investment in high yield bonds may make achievement of the Fund’s investment objective more dependent on the Adviser’s own credit analysis than is the case for higher rated bonds. Market prices for high yield bonds tend to be more sensitive than those for higher rated securities due to many of the factors described above, including the creditworthiness of the issuer, redemption or call provisions, the liquidity of the secondary trading market and changes in credit ratings, as well as interest rate movements and general economic conditions. In addition, yields on such bonds will fluctuate over time. An economic downturn could severely disrupt the market for high yield bonds.

The risk of default in payment of principal and interest on high yield bonds is significantly greater than with higher rated debt securities because high yield bonds are generally unsecured and are often subordinated to other obligations of the issuer, and because the issuers of high yield bonds usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recession or increasing interest

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

rates. Upon a default, bondholders may incur additional expenses in seeking recovery. As a result of all these factors, the net asset value of the Fund to the extent it invests in high yield bonds, is expected to be more volatile than the net asset value of funds which invest solely in higher rated debt securities.

Small-Cap Company Risk. Mighty Mites Fund, Convertible Securities Fund and Small Cap Equity Fund — Although small-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

In addition, as of the Effective Date, Teton Advisors, Inc. is capping the total annual fund operating expenses for Class AAA shares, Class A shares, Class C shares and Class I shares at 1.15%, 1.40%, 1.90%, and 0.90%, respectively. The “Fees and Expenses of the Income Fund” section beginning on page 1 of the Summary Prospectus and beginning on page 21 of the Prospectus, with respect to Class AAA shares, Class A shares, Class C shares and Class I shares, should be replaced with the following:

	Class AAA	Class A	Class C	Class I
	Shares	Shares	Shares	Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.50%	1.00%	None
Other Expenses	1.15%	1.15%	1.15%	1.15%

Total Annual Fund Operating Expenses	2.40%	2.65%	3.15%	2.15%
Less Fee Waiver and/or Expense Reimbursement(1)	(1.25)%	(1.25)%	(1.25)%	(1.25)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.15%	1.40%	1.90%	0.90%

(1)

Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.40% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

an annual rate of 1.15%, 1.40%, 1.90%, and 0.90% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2018 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$117	$629	$1,167	$2,641
Class A Shares	$537	$1,076	$1,642	$3,175
Class C Shares	$293	$855	$1,541	$3,371
Class I Shares	$92	$552	$1,039	$2,384

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$117	$629	$1,167	$2,641
Class A Shares	$537	$1,076	$1,642	$3,175
Class C Shares	$193	$855	$1,541	$3,371
Class I Shares	$92	$552	$1,039	$2,384

Furthermore, as of the Effective Date, Ms. Jane O’Keeffe, Mr. Thomas Dinsmore, CFA, and Mr. James Dinsmore, CFA are being added as portfolio managers of the Fund. Therefore, the “The Portfolio Manager” section of the Summary Prospectus for the Fund is being deleted in its entirety and being replaced with the following:

“The Fund’s portfolio is jointly managed by Ms. Barbara G. Marcin, CFA, Ms. Jane O’Keeffe, Mr. Thomas Dinsmore, CFA, and Mr. James Dinsmore, CFA. Ms. Marcin has served as a portfolio manager of the Fund since 1999. Ms. O’Keeffe, Mr. T. Dinsmore, and Mr. J. Dinsmore have served as portfolio manager of the Fund since 2016.”

Additionally, as of the Effective Date, the twelfth paragraph of sub-section “The Portfolio Managers” under the section “Management of the Funds” of the Prospectus for the Fund is being deleted in its entirety and being replaced with the following:

“Ms. Barbara G. Marcin, CFA, is a portfolio manager responsible for the day to day investment management of the TETON Convertible Securities Fund. Ms. Marcin has been a Vice President with Gabelli Funds, LLC, since June 1999. Ms. Marcin served as the head of value investments of Citibank Global Asset Management, managing mid- and large-cap equity securities in value-style mutual funds and in separate accounts from 1993 until June 1999.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

Ms. Jane O’Keeffe is a portfolio manager responsible for the day to day investment management of the TETON Convertible Securities Fund. Ms. O’Keeffe joined Gabelli Funds, LLC in 2015. Ms. O’Keeffe has served as a portfolio manager of the Bancroft Fund since 1996. She has been President and a Trustee of the Bancroft Fund since that time. Ms. O’Keeffe serves as portfolio manager of the Ellsworth Fund since 1996 and the Gabelli Convertible and Income Securities Fund since January 2016. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital. She has a B.A. from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

Mr. Thomas Dinsmore, CFA is a portfolio manager responsible for the day to day investment management of the TETON Convertible Securities Fund. Mr. T. Dinsmore joined Gabelli Funds, LLC in 2015. Mr. T. Dinsmore has served as a portfolio manager of the Bancroft Fund and the Ellsworth Fund since 1996 and the Gabelli Convertible and Income Securities Fund since January 2016. From 1996 to 2015, Mr. T. Dinsmore was Chairman and CEO of Dinsmore Capital Management. He has a B.S. in Economics from the Wharton School of Business, and an M.A. in Economics from Fairleigh Dickinson University.

Mr. James Dinsmore, CFA is a portfolio manager responsible for the day to day investment management of the TETON Convertible Securities Fund. James Dinsmore joined Gabelli Funds, LLC in 2015. Mr. J. Dinsmore has served as a portfolio manager of the Bancroft Fund and the Ellsworth Fund since 2011 and the Gabelli Convertible and Income Securities Fund since January 1, 2016. He currently serves as President and a trustee of the Ellsworth Fund. Mr. J. Dinsmore received a B.A. in Economics from Cornell University and an M.B.A. from Rutgers University.”

Furthermore, as of the Effective Date, Class C shares of the Fund will no longer be available for new purchases. Existing shareholders of Class C shares may continue to hold such shares. Dividends and capital gain distributions, if any, paid on Class C shares may continue to be reinvested in Class C shares in accordance with the Fund’s current policies. Similarly, any shareholders that have an automatic investment plan with the Fund, will have such recurring investments automatically reinvested into Class C shares of the Fund. All other features of Class C shares remain unchanged and continue in effect.

Corresponding changes are hereby made to other sections of the Fund’s Prospectus and Statement of Additional Information.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these policies and restrictions.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

In addition, as of the Effective Date, all references in the Fund’s Prospectus to the minimum initial investment for Class I shares are being deleted and replaced with $100,000.

Furthermore, as of the Effective Date, the first sentence in the third paragraph under “Management of the Funds” section is being revised to state the following:

“In addition, each of the SmallCap Equity, and Intermediate Bond Funds has agreed, during the two year period following any waiver or reimbursement by the Adviser, and each of the Mid-Cap Equity and the Convertible Securities Funds has agreed during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed the amount listed in the respective fee table.”

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATUTORY PROSPECTUS AND SUMMARY PROSPECTUS FOR REFERENCE.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD INCOME FUND (the “Fund”)

Supplement dated July 25, 2016, to the Fund’s Statement of Additional Information

for Class AAA Shares, Class A Shares, Class C Shares, and for Class I Shares dated

January 28, 2016

Effective as of October 1, 2016 (“Effective Date”), all references in the Statement of Additional Information to TETON Westwood Income Fund should be replaced with TETON Convertible Securities Fund.

Furthermore, as of the Effective Date, Ms. Jane O’Keeffe, Mr. Thomas Dinsmore and Mr. James Dinsmore are being added as portfolio managers of the Fund. Therefore, as of the Effective Date, the sixth table in the subsection “Management of Other Accounts” under the section “Portfolio Managers” is being deleted and replaced with the following:

Name of Portfolio Manager	Type of Account	Total Number of Accounts Managed	Total Assets	Number of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Barbara G.	Registered	3	$2.9 billion	1	$2.1 billion
Marcin,	Investment
CFA[1]	Companies:
	Other Pooled	0	0	0	0
	Investment
	Vehicles:
	Other	33	$109.0 million	0	0
	Accounts:
Jane	Registered	3	$327.5 million	1	$95.4 million
O’Keeffe 1, [2]	Investment
	Companies:
	Other Pooled	0	0	0	0
	Investment
	Vehicles:
	Other	5	$5.0 million	0	0
	Accounts:
Thomas	Registered	3	$327.5 million	1	$95.4 million
Dinsmore,	Investment
CFA 1, [2]	Companies:
	Other Pooled	0	0	0	0
	Investment
	Vehicles:
	Other	4	$1.3 million	0	0
	Accounts:
James	Registered	3	$327.5 million	1	$95.4 million
Dinsmore,	Investment
CFA 1, [2]	Companies:
	Other Pooled	0	0	0	0
	Investment
	Vehicles:
	Other	3	$360,000	0	0
	Accounts:

1	Portfolio Manager for the TETON Convertible Securities Fund
2	Ms. O’Keeffe, Mr. T. Dinsmore and Mr. J. Dinsmore began serving as new Portfolio Managers as of the Effective Date. The information provided is as of June 30, 2016.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

In addition, the subsection “Ownership of Shares in the Funds” under the section “Portfolio Managers” is being deleted and replaced with the following:

Ownership of Shares in the Funds

Set forth in the table below is the dollar range of equity securities in the Funds beneficially owned by its respective portfolio managers:

Team Member	Fund	Dollar Range of Equity Securities Held in Each Fund*
Mario J. Gabelli, CFA	TETON Westwood Mighty Mites Fund	E
Laura Linehan, CFA	TETON Westwood Mighty Mites Fund	C
Elizabeth M. Lilly, CFA	TETON Westwood Mighty Mites Fund	F
Paul D. Sonkin	TETON Westwood Mighty Mites Fund	A
Nicholas F. Galluccio	TETON Westwood SmallCap Equity Fund	G
Diane M. Wehner	TETON Westwood Mid-Cap Equity Fund	E
Charles F. Stuart	TETON Westwood Mid-Cap Equity Fund	A
Barbara G. Marcin, CFA	TETON Convertible Securities Fund	A
Matthew R. Lockridge	TETON Westwood Equity Fund	A
	TETON Westwood Balanced Fund	A
Mark Freeman, CFA	TETON Westwood Equity Fund	A
	TETON Westwood Balanced	A
	TETON Westwood Intermediate Bond Fund	A
Varun V. Singh, CFA, PhD	TETON Westwood Equity Fund	A
	TETON Westwood Balanced Fund	A

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SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

Lisa Dong, CFA	TETON Westwood Equity Fund	A
	TETON Westwood Balanced Fund	A
Scott D. Lawson, CFA	TETON Westwood Equity Fund	A
	TETON Westwood Balanced Fund	A
	TETON Westwood Intermediate Bond Fund	B
Jane O’Keeffe[1]	TETON Westwood Income Fund	A
Thomas Dinsmore, CFA[1]	TETON Westwood Income Fund	A
James Dinsmore, CFA[1]	TETON Westwood Income Fund	A

*	Key to Dollar Ranges- Information as of September 30, 2015

A. None

B. $1 – $10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000

1	Ms. O’Keeffe, Mr. T. Dinsmore and Mr. J. Dinsmore began serving as new portfolio managers as of the Effective Date. The information provided is as of June 30, 2016.

In addition, the following language is being added as the last paragraph under the section titled “Convertible Securities” in the “Investment Objectives and Management Policies” section in the Statement of Additional Information:

“A Fund may also invest in “synthetic” convertible securities. A “synthetic” convertible security may be created by a Fund or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. Synthetic convertible securities differ from convertible securities whose conversion privilege may be evidenced by warrants attached to the security or acquired as part of a unit with the security. The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and a Fund in turn assumes credit risk associated with the issuer of the convertible note.

FILED PURSUANT TO RULE 497

SECURITIES ACT REGISTRATION NO. 033-06790

INVESTMENT COMPANY ACT REGISTRATION NO. 811-04719

Contingent Convertible Securities (TETON Convertible Securities Fund). One type of mandatory convertible security in which the Fund may invest is contingent convertible securities, sometimes referred to as “CoCos.” CoCos are a form of hybrid debt security typically issued by banking institutions. CoCos are a newer form of instrument and the regulatory environment for these instruments continues to evolve.

CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. The liquidation value of a CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, CoCos may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.”

Furthermore, the “Short Sale against the Box” section in the Statement of Additional Information is being amended to be applicable to the Fund.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR SAI FOR REFERENCE.